Taxes to Recover	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Taxes to Recover
7. Taxes to Recover
a. Recoverable Taxes
Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2019	12/31/2018
ICMS (a.1)	914,066	710,669
Provision for ICMS losses (a.1)	(41,396)	(99,187)
PIS and COFINS (a.2)	930,570	720,731
Value-Added Tax (IVA) of foreign subsidiaries	29,707	31,678
Others	56,748	22,988

Total	1,889,695	1,386,879

Current	1,122,335	639,699
Non-current	767,360	747,180
a.1
The recoverable ICMS is substantially related to the following subsidiaries and operations:
(i) The subsidiary Oxiteno Nordeste predominantly carries out export operations, interstate outflow or deferred ICMS of products purchased within the State of Bahia;
(ii) The subsidiary Ipiranga Produtos de Petróleo S.A. (“IPP”) has credits arising from interstate outflows of oil-related
products, whose ICMS was prepaid by the supplier (Petróleo Brasileiro S.A. (“Petrobras”)), and credits arising from the difference between transactions of inflows and outflows of products subject to ICMS taxation (mainly ethanol);
(iii) The subsidiary Extrafarma has credits of ICMS and
ICMS-ST
(tax substitution) advances on the inflow and outflow of operations carried out by its distribution centers, mostly in the North and Northeast.
The amounts of recoverable ICMS credits are consumed by the operation itself, being a revolving credit, which means that the accumulated credits are monthly offset with the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State’s refund on specific operations. Management estimates the realization of these credits within up to 10 years.
The estimated recovery of ICMS assets is stated as follows:

Up to 1 Year	474,276
From 1 to 2 Years	283,035
From 2 to 3 Years	58,602
From 3 to 5 Years	45,059
From 5 to 7 Years	22,666
From 7 to 10 Years	30,428

Total of recoverable ICMS	914,066

The provision for ICMS losses relates to tax credits of the subsidiaries whose amounts are not included within the term determined by its policy.
a.2
Refers, mainly, to the PIS and COFINS credits recorded under Laws 10,637/2002 and 10,833/2003, whose consumption will occur through the offset of debts administered by the Brazilian Federal Revenue Service (“RFB”) in an estimated term of 2 years by management. The subsidiaries Extrafarma, Tequimar and Oxiteno S.A. have credits resulting from a definitive favorable decision on the exclusion of ICMS from the calculation basis of PIS and COFINS. For these cases, management estimates the realization of these credits within up to 5 years. (see Note 20.d.1).
b. Recoverable Income Tax and Social Contribution Taxes
Represented by recoverable IRPJ and CSLL.

	12/31/2019	12/31/2018
IRPJ and CSLL	430,290	362,784

Total	430,290	362,784

Current	325,343	257,182
Non-current	104,947	105,602
Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries arising from the tax advances of previous years, with management estimating the realization of these credits within up to 5 years.